SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES
The unaudited consolidated financial statements include the accounts of MBT Financial Corp. (the “Company”) and its subsidiary, Monroe Bank & Trust (the “Bank”). The Bank includes the accounts of its wholly owned subsidiary, MB&T Financial Services, Inc. The Bank operates seventeen branches in Monroe County, Michigan, seven branches in Wayne County, Michigan, and a mortgage loan office in Monroe County. The Bank’s primary source of revenue is from providing loans to customers, who are predominantly small and middle-market businesses and middle-income individuals. The Company’s sole business segment is community banking.
The accounting and reporting policies of the Bank conform to practice within the banking industry and are in accordance with accounting principles generally accepted in the United States. Preparation of financial statements in conformity with generally accepted accounting principles requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term are the determination of the allowance for loan losses, the valuation of other real estate owned, the deferred tax asset valuation allowance, and the fair value of investment securities.
The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, such information reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of Management, necessary for fair statement of results for the interim periods.
The significant accounting policies are as follows:
PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of the Company and its subsidiary. All material intercompany transactions and balances have been eliminated.
COMPREHENSIVE INCOME
Accounting principles generally require that revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on securities available for sale and amounts recognized related to postretirement benefit plans (gains and losses, prior service costs, and transition assets or obligations), are reported as a direct adjustment to the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.
BUSINESS SEGMENTS
While the Company's chief decision makers monitor the revenue streams of various products and services, operations are managed and financial performance is evaluated on a company wide basis. Accordingly, all of the Company’s operations are considered by management to be aggregated in one reportable segment.
FAIR VALUE
The Corporation measures or monitors many of its assets and liabilities on a fair value basis. Fair value is used on a recurring basis for assets and liabilities that are elected to be accounted for under The Fair Value Option as well as for certain assets and liabilities in which fair value is the primary basis of accounting. Examples of these include derivative instruments and available for sale securities. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or market basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Corporation uses various valuation techniques and assumptions when estimating fair value.
The Corporation applied the following fair value hierarchy:
Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. The Corporation’s mutual fund investments where quoted prices are available in an active market generally are classified within Level 1 of the fair value hierarchy.
Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Corporation’s borrowed funds and investments in U.S. government agency securities, government sponsored mortgage backed securities, and obligations of states and political subdivisions are generally classified in Level 2 of the fair value hierarchy. Fair values for these instruments are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.
Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Private equity investments and trust preferred collateralized debt obligations are classified within Level 3 of the fair value hierarchy. Fair values are initially valued based on transaction price and are adjusted to reflect exit values.
When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Corporation considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Corporation looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Corporation looks to market observable data for similar assets or liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Corporation must use alternative valuation techniques to derive a fair value measurement.
ACCOUNTING PRONOUNCEMENTS
No recent accounting pronouncements are expected to have a significant impact on the Corporation’s financial statements.

(1) Summary of Significant Accounting Policies
The consolidated financial statements include the accounts of MBT Financial Corp. (the “Corporation”) and its wholly owned subsidiary, Monroe Bank & Trust (the “Bank”). The Bank includes the accounts of its wholly owned subsidiary, MB&T Financial Services, Inc. The Bank operates seventeen banking offices and a mortgage loan office in Monroe County, Michigan and seven banking offices in Wayne County, Michigan. The Bank’s primary source of revenue is from providing loans to customers, who are predominantly small and middle-market businesses and middle-income individuals. The Corporation’s sole business segment is community banking.
The accounting and reporting policies of the Bank conform to practice within the banking industry and are in accordance with accounting principles generally accepted in the United States. Preparation of financial statements in conformity with generally accepted accounting principles requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term are the determination of the allowance for loan losses, the fair value of investment securities, and the valuation of other real estate owned.
The significant accounting policies are as follows:
PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of the Corporation and its subsidiary. All material intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year presentation.
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK
Most of the Corporation's activities are with customers located within southeast Michigan. Notes 3 and 4 discuss the types of securities and lending that the Corporation engages in. The Corporation does not have any significant concentrations in any one industry or to any one customer.
INVESTMENT SECURITIES
Investment securities that are classified as “held to maturity” are stated at cost, and adjusted for accumulated amortization of premium and accretion of discount. The Bank has the intention and, in Management’s opinion, the ability to hold these investment securities until maturity. Investment securities that are classified as “available for sale” are stated at estimated market value, with the related unrealized gains and losses reported as an amount, net of taxes, as a component of stockholders’ equity. The market value of securities is based on quoted market prices. For securities that do not have readily available market values, estimated market values are calculated based on the market values of comparable securities.
Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.
LOANS
The Bank grants mortgage, commercial, and consumer loans to customers. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.
The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if principal or interest is considered doubtful.
All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.
FEDERAL HOME LOAN BANK STOCK
The Bank is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). Members are required to own a certain amount of stock based on the level of borrowings and other factors. Stock in the FHLBI is recorded at redemption value which approximates fair value. The Company periodically evaluates the FHLBI stock for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.
LOANS HELD FOR SALE
Loans held for sale consist of fixed rate residential mortgage loans with maturities of 15 to 30 years. Such loans are recorded at the lower of aggregate cost or estimated fair value.
ALLOWANCE FOR LOAN LOSSES
The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.
The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.
The allowance consists of specific and general components. The specific component relates to loans that are classified as non-accrual or renegotiated. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience, adjusted for qualitative factors.
A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.
Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule. All modified loans are evaluated to determine whether the loans should be reported as Troubled Debt Restructurings (TDR). A loan is a TDR when the Bank, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower by modifying a loan. To make this determination, the Bank must determine whether (a) the borrower is experiencing financial difficulties and (b) the Bank granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification. An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.
Large groups of homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment disclosures.
FORECLOSED ASSETS (INCLUDES OTHER REAL ESTATE OWNED)
Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of fair value less costs to sell or the loan carrying amount at the date of the foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by Management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.
BANK PREMISES AND EQUIPMENT
Bank premises and equipment are stated at cost, less accumulated depreciation of $38,666,000 in 2012 and $36,942,000 in 2011. The Bank uses the straight-line method to provide for depreciation, which is charged to operations over the estimated useful lives of the assets. Depreciation expense amounted to $1,964,000 in 2012, $2,021,000 in 2011, and $2,122,000 in 2010.
The cost of assets retired and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in operations in the year the assets are retired.
BANK OWNED LIFE INSURANCE
Bank owned life insurance policies are stated at the current cash surrender value of the policy, or the policy death proceeds less any obligation to provide a death benefit to an insured’s beneficiaries if that value is less than the cash surrender value. Increases in the asset value are recorded as earnings in other income.
COMPREHENSIVE INCOME
Accounting principles generally require that revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on securities available for sale, and amounts recognized related to postretirement benefit plans (gains and losses, prior service costs, and transition assets or obligations), are reported as a direct adjustment to the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.
The components of accumulated other comprehensive income (loss) and related tax effects are as follows:

Dollars in thousands	2012	2011	2010
Unrealized gains (losses) on securities available for sale	$3,997	$4,822	$(1,145)
Reclassification adjustment for losses (gains) realized in income	(1,280)	(1,084)	(3,260)
Net unrealized gains (losses)	$2,717	$3,738	$(4,405)
Post retirement benefit obligations	(2,832)	(2,277)	(2,353)
Tax effect	39	(497)	2,300
Accumulated other comprehensive income (loss)	$(76)	$964	$(4,458)
CASH AND CASH EQUIVALENTS
For the purpose of the consolidated statement of cash flows, cash and cash equivalents include cash and balances due from banks and federal funds sold which mature within 90 days.
INCOME TAXES
Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the various temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.
STOCK-BASED COMPENSATION
The amount of compensation is measured at the fair value of the awards when granted, and this cost is expensed over the required service period, which is normally the vesting period of the options. Compensation cost is recorded for awards that were granted after January 1, 2006 and prior option grants that vest after January 1, 2006.
The weighted average fair value of options granted was $1.11, $0.80, and $0.45, in 2012, 2011, and 2010, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants in 2012, 2011, and 2010: expected option lives of seven years for all three; expected volatility of 60.7%, 53.0%, and 35.7%; risk-free interest rates of 1.40%, 1.90%, and 3.36%; and dividend yields of 0.00%, 3.00%, and 3.00%, respectively.
OFF BALANCE SHEET INSTRUMENTS
In the ordinary course of business, the Corporation has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded. Additional information regarding Off Balance Sheet Instruments is included in Note 17 in these Notes to Consolidated Financial Statements.
FAIR VALUE
The Corporation measures or monitors many of its assets and liabilities on a fair value basis. Fair value is used on a recurring basis for assets and liabilities that are elected to be accounted for under the Fair Value Option as well as for certain assets and liabilities in which fair value is the primary basis of accounting. Examples of these include derivative instruments and available for sale securities. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or market basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Corporation uses various valuation techniques and assumptions when estimating fair value.
The Corporation applied the following fair value hierarchy:
Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. The Corporation’s mutual fund investments where quoted prices are available in an active market generally are classified within Level 1 of the fair value hierarchy.
Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Corporation’s borrowed funds and investments in U.S. government agency securities, government sponsored mortgage backed securities, and obligations of states and political subdivisions are generally classified in Level 2 of the fair value hierarchy. Fair values for these instruments are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.
Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Private equity investments and trust preferred collateralized debt obligations are classified within Level 3 of the fair value hierarchy. Fair values are initially valued based on transaction price and are adjusted to reflect exit values.
When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Corporation considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Corporation looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Corporation looks to market observable data for similar assets or liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Corporation must use alternative valuation techniques to derive a fair value measurement.
RECENT ACCOUNTING PRONOUNCEMENTS
Accounting Standards Update 2011-02 (ASU 2011-02), “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” was issued by the Financial Accounting Standards Board (FASB) in April 2011. ASU 2011-02 provided additional guidance to help creditors determine whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this update were effective for the Company for the year ended December 31, 2011. The impact of the adoption of this standard on the Company’s financial disclosures is reflected in Note 5 to the Company’s consolidated financial statements.
Accounting Standards Update 2011-04 (ASU 2011-04), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” was issued by FASB in May 2011. ASU 2011-04 clarified existing fair value measurement and disclosure requirements and changed existing principles and disclosure guidance. Clarification was made to disclosure of quantitative information about the unobservable inputs for level 3 fair value measurements. Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements. The updated guidance and requirements was effective for financial statements issued for the first annual period beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial statements.
Accounting Standards Update 2011-05 (ASU 2011-05), “Comprehensive Income” was issued by FASB in September 2011. ASU 2011-05 requires an entity to present the total of comprehensive income, the components of comprehensive income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminated the option to present the components of other comprehensive income as a part of the statement of changes in stockholders’ equity. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 31, 2011. The implementation of this standard only changed the presentation of comprehensive income; it did not have an impact on the Company’s financial position or its results of operations. ASU 2011-12 was issued by FASB in December 2011. ASU 2011-12 deferred the requirement to present reclassification adjustments for each component of OCI in both net income and OCI and the face of the financial statements until fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The other requirements of ASU 2011-05 were not affected by ASU 2011-12. As a result of adopting ASU 2011-05, the Company is presenting the total of comprehensive income and the components of comprehensive income and other comprehensive income in a single continuous statement.
Accounting Standards Update 2013-02 (ASU 2013-02), “Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” was issued in February 2013. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (AOCI) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for interim and annual periods beginning on or after December 15, 2012. The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.